Property and Equipment, Net	12 Months Ended
Oct. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net
As of October 31, 2023, and 2022, property and equipment, consisted of the following:

	October 31, 2023	October 31, 2022
Lab equipment	$1,779	$1,472
Computer equipment	269	221
Computer software	70	70
Office furniture	69	55
Leasehold improvements	129	122

Property and equipment	2,316	1,940
Less: Accumulated depreciation and amortization	1,727	1,553

Property and equipment, net	$589	$387

Depreciation and amortization expense related to property and equipment was $0.2 million and $0.2 million for the year ended October 31, 2023 and 2022, respectively.